PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Voya GNMA Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 79 .2%
Federal Home Loan Mortgage Corporation : 1 .1%
(1)
635,624
3.500
%,
07/01/2047 $ 576,318
0 .1
1,359,224
3.500
%,
12/01/2047 1,230,992
0 .1
2,671,469
3.500
%,
03/01/2048 2,420,501
0 .2
3,003,731
3.500
%,
11/01/2048 2,714,707
0 .2
887,561
4.000
%,
07/01/2047 831,225
0 .1
347,721
4.500
%,
08/01/2047 335,245
0.0
396,579
5.000
%,
11/01/2035 392,661
0 .1
19,238
5.000
%,
12/01/2035 19,043
0.0
9,193
5.000
%,
01/01/2038 9,109
0.0
8,642
5.000
%,
03/01/2038 8,564
0.0
34,175
5.000
%,
03/01/2038 33,859
0.0
94,508
5.000
%,
02/01/2039 93,194
0.0
348,819
5.000
%,
07/01/2039 345,512
0 .1
116,552
5.000
%,
01/01/2040 115,447
0.0
408,897
5.000
%,
04/01/2040 403,257
0 .1
1,286,528
5.000
%,
10/01/2040 1,273,664
0 .1
145,123
5.000
%,
05/01/2041 143,567
0.0
121,812
5.290
%,
10/01/2037 121,811
0.0
22,483
5.410
%,
07/01/2037 22,563
0.0
7,437
5.410
%,
08/01/2037 7,475
0.0
32,384
5.440
%,
01/01/2037 32,530
0.0
42,137
5.440
%,
04/01/2037 42,329
0.0
26,614
5.440
%,
09/01/2037 26,709
0.0
25,110
5.440
%,
02/01/2038 25,224
0.0
90,742
5.450
%,
12/01/2037 90,625
0.0
116,285
5.450
%,
12/01/2037 115,803
0.0
30,059
5.460
%,
08/01/2037 30,211
0.0
33,332
5.460
%,
01/01/2038 33,263
0.0
48,644
5.500
%,
08/01/2037 48,904
0.0
79,535
5.500
%,
11/01/2037 80,034
0.0
32,556
5.620
%,
12/01/2036 32,904
0.0
34,780
5.620
%,
03/01/2037 35,124
0.0
56,452
5.620
%,
08/01/2037 57,011
0.0
65,573
5.625
%,
12/01/2036 66,308
0.0
86,122
5.625
%,
01/01/2037 86,987
0.0
84,897
5.625
%,
03/01/2037 85,848
0.0
79,968
5.625
%,
06/01/2037 80,775
0.0
69,510
5.625
%,
07/01/2037 70,289
0.0
38,269
5.625
%,
02/01/2038 38,826
0.0
296,665
5.750
%,
09/01/2037 300,525
0.0
68,846
5.750
%,
10/01/2037 70,133
0.0
83,734
6.090
%,
12/01/2037 84,822
0.0
2,840
7.500
%,
01/01/2030 2,896
0.0
12,636,794
1 .1
Federal National Mortgage Association : 0 .5%
(1)
59,296
3.125
%,
11/01/2041 55,454
0.0
24,630
3.250
%,
04/01/2041 24,316
0.0
88,449
3.475
%,
10/01/2041 84,144
0.0
80,536
3.750
%,
09/01/2041 77,269
0.0
57,858
3.750
%,
10/01/2041 55,507
0.0
4,212,397
4.000
%,
07/01/2056 3,867,953
0 .4
653,613
4.500
%,
09/01/2047 649,836
0 .1
81,051
5.290
%,
09/01/2037 79,990
0.0
238,203
5.290
%,
11/01/2037 235,079
0.0
71,040
5.290
%,
12/01/2037 69,599
0.0
109,935
5.290
%,
04/01/2038 108,469
0.0
32,976
5.350
%,
04/01/2029 32,720
0.0
59,111
5.390
%,
05/01/2038 58,426
0.0
108,714
5.440
%,
08/01/2047 106,135
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association (continued)
156,069
5.440
%,
08/01/2047 $ 152,579
0.0
165,650
5.440
%,
08/01/2047 161,991
0.0
166,923
5.440
%,
09/01/2047 163,242
0.0
261,069
5.440
%,
10/01/2047 255,967
0.0
56,297
5.620
%,
12/01/2036 55,884
0.0
97,463
5.890
%,
08/01/2047 95,597
0.0
104,960
5.890
%,
10/01/2047 103,178
0.0
4,939
6.600
%,
07/01/2027 4,919
0.0
6,498,254
0 .5
Government National Mortgage Association : 73 .5%
4,591,825
2.000
%,
08/20/2050 3,718,759
0 .3
32,264,694
2.000
%,
12/20/2050 26,159,788
2 .2
17,937,239
2.000
%,
01/20/2051 14,539,106
1 .2
15,102,607
2.000
%,
02/20/2051 12,235,611
1 .0
6,960,690
2.000
%,
06/20/2051 5,637,905
0 .5
12,396,643
2.000
%,
08/20/2051 10,040,713
0 .9
3,520,221
2.000
%,
10/20/2051 2,851,208
0 .3
2,459,496
2.000
%,
11/20/2051 1,992,062
0 .2
17,244,071
2.000
%,
03/20/2052 13,971,410
1 .2
123,699,000
(2)
2.000
%,
07/15/2054 100,128,543
8 .4
9,160,464
2.500
%,
12/20/2050 7,636,533
0 .7
33,081,446
2.500
%,
03/20/2051 27,869,972
2 .3
16,693,112
2.500
%,
04/20/2051 14,039,274
1 .2
16,565,883
2.500
%,
05/20/2051 13,932,212
1 .2
1,166,680
2.500
%,
06/20/2051 981,195
0 .1
3,826,133
2.500
%,
08/20/2051 3,218,694
0 .3
28,034,194
2.500
%,
09/20/2051 23,583,260
2 .0
38,883,940
2.500
%,
10/20/2051 32,701,570
2 .7
28,784,018
2.500
%,
11/20/2051 24,207,482
2 .0
3,820,754
2.500
%,
12/20/2051 3,213,907
0 .3
16,858,339
2.500
%,
03/20/2052 14,178,191
1 .2
8,600,000
(2)
2.500
%,
07/15/2054 7,230,383
0 .6
122,622
3.000
%,
12/15/2041 110,871
0.0
79,670
3.000
%,
01/15/2042 70,387
0.0
160,048
3.000
%,
01/15/2042 145,080
0.0
160,610
3.000
%,
01/15/2042 145,421
0.0
452,384
3.000
%,
02/15/2042 404,155
0.0
156,497
3.000
%,
03/15/2042 139,812
0.0
130,966
3.000
%,
04/15/2042 115,707
0.0
54,071
3.000
%,
05/15/2042 49,012
0.0
42,443
3.000
%,
06/15/2042 37,498
0.0
23,259,087
3.000
%,
04/20/2045 20,684,930
1 .7
322,287
3.000
%,
11/20/2045 281,059
0.0
56,553
3.000
%,
12/20/2045 49,299
0.0
88,176
3.000
%,
12/20/2045 76,866
0.0
92,418
3.000
%,
12/20/2045 80,574
0.0
52,960
3.000
%,
01/20/2046 46,186
0.0
2,007,556
3.000
%,
02/20/2050 1,702,798
0 .2
2,639,833
3.000
%,
10/20/2051 2,302,958
0 .2
21,820,224
3.000
%,
10/20/2051 18,587,959
1 .6
17,575,536
3.000
%,
11/20/2051 14,972,743
1 .3
1,434,937
3.000
%,
01/20/2052 1,250,799
0 .1
8,003,692
3.000
%,
03/20/2052 6,952,090
0 .6
3,725,007
3.000
%,
04/20/2052 3,246,994
0 .3
28,640,000
(2)
3.000
%,
07/15/2054 24,957,075
2 .1
46,815
3.250
%,
03/15/2041 42,475
0.0
234,048
3.250
%,
04/15/2041 212,495
0.0
70,555
3.250
%,
05/15/2041 64,082
0.0
327,150
3.250
%,
06/15/2041 297,181
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
55,622
3.250
%,
07/15/2041 $ 50,422
0.0
337,333
3.250
%,
07/15/2041 306,111
0.0
582,362
3.250
%,
08/15/2041 528,734
0 .1
183,989
3.250
%,
09/15/2041 167,141
0.0
244,671
3.250
%,
09/15/2041 222,265
0.0
38,892
3.250
%,
11/15/2041 35,256
0.0
134,136
3.250
%,
11/15/2041 121,850
0.0
61,906
3.250
%,
12/15/2041 56,235
0.0
36,211
3.250
%,
04/15/2042 32,824
0.0
27,407
3.250
%,
06/15/2042 24,882
0.0
74,264
3.250
%,
06/15/2042 67,319
0.0
805,851
3.500
%,
04/20/2043 729,330
0 .1
935,587
3.500
%,
06/20/2045 849,621
0 .1
2,350,233
3.500
%,
04/20/2046 2,142,307
0 .2
3,567,082
3.500
%,
03/20/2047 3,296,794
0 .3
447,721
3.500
%,
07/20/2047 407,696
0.0
747,018
3.500
%,
07/20/2047 679,838
0 .1
18,596,844
3.500
%,
12/20/2047 16,874,316
1 .4
6,681,989
3.500
%,
01/20/2048 6,076,958
0 .5
2,558,471
3.500
%,
02/20/2048 2,333,921
0 .2
5,015,508
3.500
%,
02/20/2048 4,551,660
0 .4
9,611,123
3.500
%,
03/20/2048 8,741,831
0 .7
15,627,259
3.500
%,
03/20/2052 14,036,883
1 .2
17,000,000
(2)
3.500
%,
07/15/2054 15,265,469
1 .3
59,210
3.640
%,
10/20/2064 57,820
0.0
48,142
3.650
%,
12/15/2040 44,778
0.0
13,598
3.750
%,
09/15/2041 13,472
0.0
232,371
3.750
%,
09/15/2041 216,629
0.0
70,740
3.750
%,
10/15/2041 66,116
0.0
102,289
3.750
%,
10/15/2041 95,602
0.0
1,662,261
3.750
%,
05/20/2042 1,520,357
0 .1
2,371,561
3.750
%,
05/20/2042 2,161,830
0 .2
121,796
3.900
%,
10/15/2041 114,559
0.0
47,131
4.000
%,
05/20/2033 44,656
0.0
25,604
4.000
%,
01/15/2034 25,303
0.0
268,975
4.000
%,
05/20/2034 258,563
0.0
309,925
4.000
%,
07/20/2034 297,740
0.0
375,685
4.000
%,
07/20/2034 362,516
0.0
67,658
4.000
%,
08/20/2035 63,903
0.0
591,853
4.000
%,
09/20/2040 550,599
0 .1
932,668
4.000
%,
07/20/2041 874,418
0 .1
4,029,522
4.000
%,
08/20/2042 3,830,004
0 .3
106,700
4.000
%,
09/15/2042 100,395
0.0
627,664
4.000
%,
10/20/2043 600,822
0 .1
1,159,614
4.000
%,
12/20/2044 1,083,588
0 .1
1,067,593
4.000
%,
01/20/2045 997,591
0 .1
277,396
4.000
%,
06/20/2045 262,538
0.0
1,138,127
4.000
%,
07/20/2045 1,071,380
0 .1
1,263,150
4.000
%,
09/20/2045 1,192,243
0 .1
61,583
4.000
%,
12/20/2045 58,091
0.0
312,089
4.000
%,
01/20/2046 289,933
0.0
2,574,646
4.000
%,
01/20/2046 2,431,216
0 .2
58,267
4.000
%,
02/20/2046 54,949
0.0
1,411,564
4.000
%,
03/20/2046 1,318,328
0 .1
705,136
4.000
%,
04/20/2046 664,696
0 .1
302,767
4.000
%,
08/20/2046 284,221
0.0
1,118,685
4.000
%,
09/20/2047 1,035,114
0 .1
11,311,435
4.000
%,
02/20/2050 10,569,555
0 .9
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
11,111,431
4.000
%,
06/20/2052 $ 10,279,026
0 .9
4,321
4.298
%,
09/20/2062 4,162
0.0
4,783
4.359
%,
04/20/2066 4,646
0.0
657,075
4.408
%,
01/20/2065 645,330
0 .1
426,564
4.418
%,
01/20/2065 419,546
0 .1
6,724
4.422
%,
10/20/2067 6,531
0.0
794,273
4.426
%,
02/20/2065 779,209
0 .1
104,485
4.450
%,
07/15/2040 97,870
0.0
58,536
4.450
%,
09/15/2040 55,348
0.0
4,522
4.500
%,
07/20/2036 4,400
0.0
364,466
4.500
%,
10/15/2039 355,223
0.0
245,022
4.500
%,
11/15/2039 238,867
0.0
259,392
4.500
%,
11/15/2039 253,036
0.0
82,602
4.500
%,
12/15/2039 80,434
0.0
200,606
4.500
%,
01/15/2040 194,825
0.0
22,813
4.500
%,
01/20/2040 21,856
0.0
919,444
4.500
%,
02/15/2040 885,169
0 .1
48,141
4.500
%,
06/15/2040 46,353
0.0
21,417
4.500
%,
07/20/2040 20,520
0.0
75,714
4.500
%,
08/20/2040 72,544
0.0
519,316
4.500
%,
09/20/2041 506,735
0 .1
185,798
4.500
%,
10/20/2048 179,036
0.0
86,795
4.500
%,
11/20/2048 83,632
0.0
2,634,871
4.500
%,
12/20/2048 2,538,840
0 .2
64,995
4.500
%,
01/20/2049 62,620
0.0
4,593,079
4.500
%,
02/20/2049 4,425,022
0 .4
223,108
4.500
%,
03/20/2049 214,957
0.0
36,683
4.500
%,
05/20/2049 35,279
0.0
4,061,521
4.500
%,
11/20/2049 3,873,255
0 .3
5,100,485
4.500
%,
12/20/2049 4,914,126
0 .4
8,772,706
4.500
%,
10/20/2052 8,370,706
0 .7
698,647
4.500
%,
01/20/2053 665,069
0 .1
9,325,576
4.500
%,
02/20/2053 8,877,370
0 .8
32,265,000
(2)
4.500
%,
07/15/2054 30,676,783
2 .6
11,540
4.503
%,
02/20/2068 11,220
0.0
4,256
4.534
%,
04/20/2065 4,149
0.0
23,923
4.580
%,
01/20/2034 23,051
0.0
36,994
4.580
%,
03/20/2034 35,646
0.0
29,032
4.580
%,
04/20/2034 27,974
0.0
37,608
4.580
%,
04/20/2034 36,237
0.0
36,863
4.580
%,
06/20/2034 35,519
0.0
80,477
4.652
%,
10/20/2064 78,800
0.0
50,638
4.692
%,
09/20/2064 49,959
0.0
447
4.700
%,
06/20/2061 434
0.0
68,859
4.700
%,
09/20/2064 67,624
0.0
289,062
4.750
%,
06/15/2029 285,048
0.0
56,384
4.750
%,
01/15/2030 55,604
0.0
44,398
4.750
%,
06/20/2033 42,753
0.0
17,259
4.750
%,
07/20/2033 17,136
0.0
29,569
4.750
%,
07/20/2033 29,190
0.0
40,084
4.750
%,
07/20/2033 38,598
0.0
22,229
4.750
%,
08/20/2033 21,362
0.0
44,838
4.750
%,
08/20/2033 44,280
0.0
18,568
4.750
%,
09/20/2033 17,845
0.0
25,747
4.750
%,
10/20/2033 25,010
0.0
20,734
4.750
%,
11/20/2033 19,926
0.0
18,543
4.750
%,
12/20/2033 17,811
0.0
147,813
4.750
%,
09/15/2034 144,716
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
18,449
4.920
%,
04/20/2033 $ 18,222
0.0
38,109
4.920
%,
04/20/2033 36,909
0.0
22,751
4.920
%,
05/20/2033 22,007
0.0
23,220
4.920
%,
05/20/2033 23,041
0.0
25,053
4.920
%,
05/20/2033 24,233
0.0
317,131
5.000
%,
04/20/2030 314,213
0.0
125,712
5.000
%,
07/15/2033 125,203
0.0
34,192
5.000
%,
03/15/2034 33,723
0.0
54,673
5.000
%,
01/15/2035 53,923
0.0
7,018
5.000
%,
03/15/2035 7,002
0.0
38,007
5.000
%,
03/15/2035 37,556
0.0
18,225
5.000
%,
04/15/2035 17,922
0.0
135,863
5.000
%,
04/15/2035 135,284
0.0
12,274
5.000
%,
05/15/2035 12,305
0.0
33,277
5.000
%,
05/20/2035 33,229
0.0
185,331
5.000
%,
11/20/2035 185,336
0.0
86,415
5.000
%,
04/20/2036 86,205
0.0
13,244
5.000
%,
08/20/2038 13,052
0.0
153,407
5.000
%,
10/20/2038 150,277
0.0
27,275
5.000
%,
11/20/2038 26,213
0.0
102,890
5.000
%,
01/20/2039 101,373
0.0
33,232
5.000
%,
02/15/2039 33,397
0.0
143,014
5.000
%,
03/15/2039 142,931
0.0
54,494
5.000
%,
11/15/2039 54,036
0.0
420,410
5.000
%,
11/15/2039 414,619
0.0
528,847
5.000
%,
11/15/2039 525,126
0 .1
52,674
5.000
%,
04/15/2040 52,182
0.0
563,318
5.000
%,
09/15/2040 553,943
0 .1
393,716
5.000
%,
07/20/2041 393,728
0.0
20,761,591
5.000
%,
11/20/2052 20,254,511
1 .7
18,807,059
5.000
%,
04/20/2053 18,327,604
1 .5
59,933,000
(2)
5.000
%,
07/15/2054 58,363,495
4 .9
12,947
5.250
%,
06/15/2028 12,874
0.0
38,809
5.250
%,
06/15/2029 38,569
0.0
737,874
5.250
%,
01/20/2036 736,448
0 .1
101,334
5.290
%,
07/20/2037 104,292
0.0
68,871
5.290
%,
08/20/2037 70,714
0.0
87,898
5.290
%,
09/20/2037 90,362
0.0
109,295
5.290
%,
09/20/2037 112,492
0.0
101,913
5.290
%,
01/20/2038 104,895
0.0
20,660
5.350
%,
04/20/2029 20,533
0.0
19,124
5.350
%,
06/20/2029 19,007
0.0
62,422
5.350
%,
07/20/2033 62,317
0.0
10,819
5.350
%,
08/20/2033 10,873
0.0
60,055
5.390
%,
08/20/2038 59,238
0.0
65,893
5.390
%,
09/15/2038 66,894
0.0
21,573
5.490
%,
08/20/2033 21,778
0.0
36,554
5.490
%,
09/20/2033 36,835
0.0
38,523
5.490
%,
09/20/2033 38,889
0.0
101,286
5.490
%,
09/20/2033 101,378
0.0
152,819
5.490
%,
10/20/2033 153,708
0.0
231,797
5.490
%,
10/20/2033 233,236
0.0
118,315
5.490
%,
11/20/2033 119,221
0.0
221,164
5.490
%,
11/20/2033 222,860
0.0
101,907
5.490
%,
12/20/2033 102,688
0.0
141,125
5.490
%,
12/20/2033 142,467
0.0
188,580
5.490
%,
12/20/2033 189,174
0.0
38,808
5.490
%,
01/20/2034 39,178
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
33,016
5.490
%,
03/20/2034 $ 33,329
0.0
77,862
5.490
%,
03/20/2034 78,192
0.0
33,338
5.490
%,
06/20/2034 33,655
0.0
92
5.500
%,
04/20/2029 93
0.0
84,900
5.500
%,
09/15/2029 84,954
0.0
61,500
5.500
%,
10/15/2029 61,430
0.0
18,044
5.500
%,
12/20/2032 18,546
0.0
57,444
5.500
%,
08/20/2033 58,856
0.0
47,810
5.500
%,
11/20/2033 47,345
0.0
16,754
5.500
%,
12/20/2033 17,166
0.0
53,416
5.500
%,
03/20/2034 52,931
0.0
90,752
5.500
%,
04/20/2034 89,646
0.0
97,652
5.500
%,
04/20/2034 100,055
0.0
37,916
5.500
%,
06/20/2034 37,733
0.0
81,065
5.500
%,
06/20/2034 81,766
0.0
60,925
5.500
%,
07/20/2034 61,977
0.0
89,110
5.500
%,
01/20/2035 88,177
0.0
60,830
5.500
%,
05/15/2035 61,955
0.0
5,674
5.500
%,
06/20/2035 5,644
0.0
137,241
5.500
%,
07/15/2035 139,775
0.0
71,969
5.500
%,
08/15/2035 73,299
0.0
71,679
5.500
%,
09/20/2035 72,300
0.0
130,748
5.500
%,
04/15/2036 135,740
0.0
23,493
5.500
%,
06/20/2036 24,072
0.0
2,071
5.500
%,
06/20/2038 2,064
0.0
10,686
5.500
%,
08/20/2038 10,670
0.0
6,929
5.500
%,
09/20/2038 6,897
0.0
1,368
5.500
%,
10/20/2038 1,341
0.0
13,967
5.500
%,
11/20/2038 13,924
0.0
693
5.500
%,
12/20/2038 689
0.0
43,674
5.500
%,
01/15/2039 44,591
0.0
5,274
5.500
%,
01/20/2039 5,141
0.0
22,862
5.500
%,
06/15/2039 23,734
0.0
14,890
5.500
%,
06/20/2039 14,592
0.0
17,921
5.500
%,
10/20/2039 18,363
0.0
153,660
5.500
%,
09/15/2040 157,454
0.0
1,323,639
5.500
%,
05/20/2054 1,333,847
0 .1
2,224,994
5.500
%,
05/20/2054 2,226,547
0 .2
2,493,042
5.500
%,
05/20/2054 2,488,953
0 .2
107,900,000
(2)
5.500
%,
07/15/2054 107,064,384
9 .0
32,826
5.580
%,
12/20/2033 33,533
0.0
83,848
5.580
%,
01/20/2034 85,456
0.0
41,562
5.580
%,
02/20/2034 42,360
0.0
33,981
5.580
%,
03/20/2034 34,634
0.0
40,019
5.580
%,
04/20/2034 40,899
0.0
53,169
5.580
%,
04/20/2034 54,433
0.0
108,540
5.580
%,
04/20/2034 110,624
0.0
29,971
5.580
%,
06/20/2034 30,702
0.0
47,211
5.580
%,
09/20/2034 48,249
0.0
170,563
5.590
%,
06/20/2033 173,876
0.0
11,440
5.590
%,
07/20/2033 11,433
0.0
26,089
5.590
%,
07/20/2033 26,720
0.0
78,159
5.590
%,
07/20/2033 79,678
0.0
130,819
5.590
%,
07/20/2033 133,360
0.0
70,253
5.590
%,
08/20/2033 71,618
0.0
18,878
5.590
%,
09/20/2033 19,028
0.0
34,894
5.590
%,
09/20/2033 35,739
0.0
137,643
5.590
%,
09/20/2033 140,318
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
52,622
5.590
%,
10/20/2033 $ 53,889
0.0
22,362
5.590
%,
11/20/2033 22,847
0.0
37,121
5.590
%,
11/20/2033 37,625
0.0
40,457
5.590
%,
11/20/2033 41,434
0.0
64,297
5.590
%,
12/20/2033 65,668
0.0
71,822
5.740
%,
09/20/2037 73,485
0.0
220,876
5.740
%,
09/20/2037 225,991
0.0
75,759
5.740
%,
10/20/2037 77,514
0.0
76,906
5.740
%,
04/20/2038 78,684
0.0
230,740
5.750
%,
07/15/2029 230,881
0.0
138,444
5.750
%,
08/15/2029 138,290
0.0
27,466
5.750
%,
11/15/2029 27,455
0.0
243,561
5.750
%,
11/15/2029 243,706
0.0
32,789
5.770
%,
03/20/2033 32,957
0.0
116,833
5.770
%,
03/20/2033 119,614
0.0
29,034
5.770
%,
04/20/2033 29,180
0.0
60,062
5.770
%,
04/20/2033 61,491
0.0
67,820
5.770
%,
05/20/2033 69,435
0.0
74,786
5.770
%,
05/20/2033 76,567
0.0
45,031
5.770
%,
07/20/2033 45,732
0.0
51,238
5.770
%,
07/20/2033 52,458
0.0
19,650
5.900
%,
05/20/2028 19,782
0.0
950,541
5.970
%,
11/15/2031 946,937
0 .1
2,665
6.000
%,
10/15/2025 2,663
0.0
23,636
6.000
%,
04/15/2026 23,579
0.0
17,281
6.000
%,
10/20/2027 17,346
0.0
56,689
6.000
%,
05/15/2029 56,479
0.0
32,817
6.000
%,
07/15/2029 32,914
0.0
34,092
6.000
%,
10/20/2034 35,347
0.0
84,026
6.000
%,
03/15/2037 87,122
0.0
51,814
6.000
%,
08/20/2038 53,130
0.0
10,971
6.000
%,
09/20/2038 11,077
0.0
12,051
6.000
%,
10/20/2038 12,274
0.0
63,587
6.000
%,
11/15/2038 64,504
0.0
68,493
6.000
%,
12/15/2038 69,481
0.0
40,837
6.000
%,
08/15/2039 41,424
0.0
141,092
6.000
%,
08/15/2039 144,211
0.0
4,000,000
(2)
6.000
%,
07/15/2054 4,017,237
0 .4
10,066
6.500
%,
07/20/2029 10,220
0.0
34,471
6.500
%,
07/20/2032 34,915
0.0
51,818
6.500
%,
02/15/2034 51,172
0.0
155
6.500
%,
09/20/2034 154
0.0
2,294
7.500
%,
08/20/2027 2,311
0.0
879,393,078
73 .5
Uniform Mortgage-Backed Securities : 4 .1%
2,596,744
2.000
%,
12/01/2051 2,037,569
0 .2
2,509,672
2.500
%,
12/01/2051 2,058,508
0 .2
1,578,200
2.500
%,
02/01/2052 1,319,226
0 .1
2,293,964
3.000
%,
11/01/2051 1,956,831
0 .2
1,588,527
3.000
%,
01/01/2052 1,380,714
0 .1
1,514,580
3.500
%,
02/01/2052 1,354,422
0 .1
4,758,214
3.500
%,
03/01/2052 4,264,024
0 .4
4,607,893
3.500
%,
09/01/2052 4,082,078
0 .4
4,814,861
4.000
%,
05/01/2042 4,541,779
0 .4
279,251
4.000
%,
05/01/2045 261,646
0.0
337,581
4.000
%,
08/01/2046 316,158
0.0
281,118
4.250
%,
08/01/2035 269,666
0.0
4,127,106
4.500
%,
07/01/2052 3,898,069
0 .3
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
44,245
4.750
%,
11/01/2034 $ 43,288
0.0
204,635
4.750
%,
11/01/2034 200,024
0.0
217,900
4.750
%,
02/01/2035 212,988
0.0
304,931
4.750
%,
04/01/2035 298,286
0.0
347,445
4.750
%,
05/01/2035 339,919
0 .1
62,474
4.750
%,
07/01/2035 60,379
0.0
416,762
4.750
%,
07/01/2035 407,525
0 .1
5,134,782
5.000
%,
08/01/2052 4,976,871
0 .4
21,106
5.030
%,
05/01/2037 21,116
0.0
86,170
5.030
%,
09/01/2037 85,331
0.0
133,287
5.155
%,
01/01/2037 132,523
0.0
30,394
5.250
%,
04/01/2032 30,558
0.0
45,009
5.250
%,
04/01/2032 45,301
0.0
23,087
5.280
%,
11/01/2036 23,044
0.0
74,001
5.280
%,
11/01/2036 73,764
0.0
39,057
5.280
%,
01/01/2037 38,984
0.0
78,080
5.290
%,
08/01/2037 77,998
0.0
56,115
5.290
%,
09/01/2037 56,056
0.0
61,206
5.290
%,
09/01/2037 61,056
0.0
11,889
5.300
%,
10/01/2036 12,005
0.0
61,203
5.300
%,
12/01/2036 61,595
0.0
43,444
5.300
%,
05/01/2037 43,411
0.0
186,479
5.300
%,
08/01/2037 184,514
0.0
97,093
5.390
%,
12/01/2037 97,203
0.0
145,296
5.405
%,
11/01/2036 145,493
0.0
183,895
5.405
%,
02/01/2037 184,081
0.0
13,451,000
(2)
5.500
%,
08/15/2054 13,265,523
1 .1
56,248
5.740
%,
07/01/2037 57,273
0.0
48,976,799
4 .1
Total U.S. Government
Agency Obligations
(Cost $1,005,157,957)
947,504,925
79 .2
COLLATERALIZED MORTGAGE OBLIGATIONS : 44 .9%
115,853
(3)
Fannie Mae REMIC
Trust 2002-W1 3A,
3.683%,
04/25/2042 107,596
0.0
533,695
(3)
Fannie Mae REMIC
Trust 2002-W6 3A,
4.916%,
01/25/2042 497,940
0.0
3,329,860  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 3,298,884
0 .3
582,927  Fannie Mae REMIC
Trust 2003-16 CX,
6.500%,
03/25/2033 599,426
0 .1
1,653,709  Fannie Mae REMIC
Trust 2003-34 LN,
5.000%,
05/25/2033 1,645,136
0 .1
2,527,077  Fannie Mae REMIC
Trust 2003-W15 2A7,
5.550%,
08/25/2043 2,483,679
0 .2
2,133,082  Fannie Mae REMIC
Trust 2004-28 PZ,
6.000%,
05/25/2034 2,137,463
0 .2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
68,610
(3)
Fannie Mae REMIC
Trust 2004-
61 SH, 2.200%,
(-1.000*SOFR30A +
23.530%),
11/25/2032 $ 67,397
0.0
16,784  Fannie Mae REMIC
Trust 2004-68 LC,
5.000%,
09/25/2029 16,704
0.0
1,551,546  Fannie Mae REMIC
Trust 2004-88 ZC,
6.500%,
12/25/2034 1,631,017
0 .1
1,842,417
(3)
Fannie Mae REMIC
Trust 2004-W11 2A,
4.397%,
03/25/2043 1,721,100
0 .1
1,723,673  Fannie Mae REMIC
Trust 2004-W3 A8,
5.500%,
05/25/2034 1,727,372
0 .1
165,440
(3)
Fannie Mae REMIC
Trust 2005-
122 SE, 4.026%,
(-1.000*SOFR30A +
22.699%),
11/25/2035 164,934
0.0
4,201,110
(3)
Fannie Mae REMIC
Trust 2005-17 B,
6.500%,
03/25/2035 4,221,435
0 .4
123,792
(3)(4)
Fannie Mae REMIC
Trust 2005-
17 ES, 1.300%,
(-1.000*SOFR30A +
6.636%),
03/25/2035 1,876
0.0
1,757,500
(3)(4)
Fannie Mae REMIC
Trust 2005-
17 SA, 1.250%,
(-1.000*SOFR30A +
6.586%),
03/25/2035 142,936
0.0
1,038,256  Fannie Mae REMIC
Trust 2005-43 PZ,
6.000%,
05/25/2035 1,068,550
0 .1
166,151
(3)
Fannie Mae REMIC
Trust 2005-
59 NQ, 3.250%,
(-1.000*SOFR30A +
16.589%),
05/25/2035 164,800
0.0
223,962
(3)
Fannie Mae REMIC
Trust 2005-
75 GS, 3.901%,
(-1.000*SOFR30A +
19.907%),
08/25/2035 237,082
0.0
329,201  Fannie Mae REMIC
Trust 2005-88 ZC,
5.000%,
10/25/2035 328,673
0.0
1,861,549  Fannie Mae REMIC
Trust 2005-99 XA,
5.500%,
12/25/2035 1,847,668
0 .2
51,753
(3)
Fannie Mae REMIC
Trust 2006-
115 ES, 4.761%,
(-1.000*SOFR30A +
26.102%),
12/25/2036 56,419
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
352,428
(3)(4)
Fannie Mae REMIC
Trust 2006-
36 SP, 1.250%,
(-1.000*SOFR30A +
6.586%),
05/25/2036 $ 18,685
0.0
12,843
(5)
Fannie Mae REMIC
Trust 2006-44 P,
0.000%,
12/25/2033 10,623
0.0
1,749,017
(3)(4)
Fannie Mae REMIC
Trust 2006-
79 SH, 1.000%,
(-1.000*SOFR30A +
6.336%),
08/25/2036 143,434
0.0
3,487,746
(3)(4)
Fannie Mae REMIC
Trust 2006-
8 HL, 1.250%,
(-1.000*SOFR30A +
6.586%),
03/25/2036 251,829
0.0
580,446
(3)
Fannie Mae REMIC
Trust 2007-
1 NR, 6.081%,
(-1.000*SOFR30A +
46.630%),
02/25/2037 763,892
0 .1
500,012  Fannie Mae REMIC
Trust 2007-60 ZB,
4.750%,
05/25/2037 486,086
0.0
92,721
(3)
Fannie Mae REMIC
Trust 2009-12 LK,
14.855%,
03/25/2039 102,596
0.0
5,184,192
(3)(4)
Fannie Mae REMIC
Trust 2010-
147 LS, 1.000%,
(-1.000*SOFR30A +
6.336%),
01/25/2041 515,293
0.0
5,132,358  Fannie Mae REMIC
Trust 2010-2 LC,
5.000%,
02/25/2040 5,124,482
0 .4
786,347
(3)
Fannie Mae REMIC
Trust 2010-26 F,
6.220%, (SOFR30A +
0.884%),
11/25/2036 790,061
0 .1
779,978
(3)
Fannie Mae REMIC
Trust 2010-39 FN,
6.280%, (SOFR30A +
0.944%),
05/25/2040 781,751
0 .1
580,140  Fannie Mae REMIC
Trust 2010-80 PZ,
5.000%,
07/25/2040 580,749
0 .1
910,436  Fannie Mae REMIC
Trust 2010-87 PL,
4.000%,
06/25/2040 875,171
0 .1
1,635,392
(3)(4)
Fannie Mae REMIC
Trust 2010-
95 SB, 1.150%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 95,895
0.0
998,785  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 983,371
0 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
750,000  Fannie Mae REMIC
Trust 2011-105 MB,
4.000%,
10/25/2041 $ 652,547
0 .1
1,011,292  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 980,265
0 .1
1,125,152
(3)
Fannie Mae REMIC
Trust 2011-
4 CS, 2.000%,
(-1.000*SOFR30A +
12.671%),
05/25/2040 1,021,235
0 .1
4,991,302  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 4,790,981
0 .4
2,427,916
(3)(4)
Fannie Mae REMIC
Trust 2012-
128 VS, 0.800%,
(-1.000*SOFR30A +
6.136%),
06/25/2042 95,885
0.0
1,064,416
(4)
Fannie Mae REMIC
Trust 2012-137 EI,
3.000%,
12/25/2027 32,049
0.0
777,403
(4)
Fannie Mae REMIC
Trust 2012-142 BI,
3.000%,
11/25/2027 16,955
0.0
3,666,126
(4)
Fannie Mae REMIC
Trust 2012-148 HI,
3.500%,
05/25/2042 383,548
0.0
5,350,541
(4)
Fannie Mae REMIC
Trust 2012-148 IM,
3.000%,
01/25/2028 182,774
0.0
1,550,338  Fannie Mae REMIC
Trust 2012-148 KH,
3.000%,
03/25/2042 1,447,105
0 .1
1,340,519
(4)
Fannie Mae REMIC
Trust 2012-154 PI,
4.000%,
05/25/2042 165,036
0.0
3,608,262  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,378,395
0 .3
2,763,633  Fannie Mae REMIC
Trust 2012-27 EZ,
4.250%,
03/25/2042 2,586,384
0 .2
2,500,000  Fannie Mae REMIC
Trust 2012-40 MY,
3.500%,
04/25/2042 2,232,630
0 .2
1,700,000  Fannie Mae REMIC
Trust 2012-66 KE,
4.000%,
06/25/2042 1,564,699
0 .1
884,088
(3)(4)
Fannie Mae REMIC
Trust 2012-
68 SD, 1.250%,
(-1.000*SOFR30A +
6.586%),
06/25/2032 42,541
0.0
3,457,000  Fannie Mae REMIC
Trust 2012-97 PC,
3.500%,
09/25/2042 2,870,689
0 .2
816,996  Fannie Mae REMIC
Trust 2013-125 AZ,
4.000%,
11/25/2039 713,370
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
411,750
(4)
Fannie Mae REMIC
Trust 2013-13 PI,
3.500%,
04/25/2042 $ 29,138
0.0
1,043,300
(5)
Fannie Mae REMIC
Trust 2013-135 PO,
0.000%,
01/25/2044 739,531
0 .1
47,340  Fannie Mae REMIC
Trust 2013-18 NA,
2.000%,
12/25/2042 41,029
0.0
1,683,324
(4)
Fannie Mae REMIC
Trust 2013-25 BI,
3.000%,
03/25/2033 112,350
0.0
942,067
(4)
Fannie Mae REMIC
Trust 2013-54 ID,
3.000%,
01/25/2033 53,426
0.0
1,206,998  Fannie Mae REMIC
Trust 2013-55 VZ,
3.000%,
06/25/2043 1,065,051
0 .1
1,429,140
(4)
Fannie Mae REMIC
Trust 2013-62 AI,
3.000%,
06/25/2033 110,508
0.0
1,401,927  Fannie Mae REMIC
Trust 2015-22 DY,
3.000%,
04/25/2045 1,062,244
0 .1
1,393,727  Fannie Mae REMIC
Trust 2015-26 UZ,
3.000%,
05/25/2045 1,103,563
0 .1
711,932  Fannie Mae REMIC
Trust 2015-68 JW,
3.500%,
09/25/2030 668,042
0 .1
2,630,000  Fannie Mae REMIC
Trust 2016-103 PB,
3.000%,
01/25/2047 2,212,692
0 .2
3,924,573
(3)(4)
Fannie Mae REMIC
Trust 2016-
4 DS, 0.650%,
(-1.000*SOFR30A +
5.986%),
02/25/2046 385,139
0.0
2,353,896
(3)
Fannie Mae REMIC
Trust 2016-
51 S, 0.470%,
(-1.000*SOFR30A +
5.806%),
10/25/2043 1,977,729
0 .2
4,333,554  Fannie Mae REMIC
Trust 2016-64 LD,
3.500%,
09/25/2046 3,834,428
0 .3
5,742,206  Fannie Mae REMIC
Trust 2017-22 DZ,
4.000%,
04/25/2047 5,253,209
0 .4
7,510,000  Fannie Mae REMIC
Trust 2018-16 TV,
3.000%,
05/25/2041 6,567,075
0 .6
443,764  Fannie Mae REMIC
Trust 2018-25 AL,
3.500%,
04/25/2048 380,372
0.0
573,740  Fannie Mae REMIC
Trust 2018-37 DZ,
4.000%,
06/25/2048 527,266
0.0
4,320,575
(4)
Fannie Mae REMIC
Trust 2019-49 IG,
3.000%,
03/25/2033 300,992
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,282,926  Fannie Mae REMIC
Trust 2019-6 GZ,
4.000%,
03/25/2059 $ 1,954,534
0 .2
21,767,672
(4)
Fannie Mae REMIC
Trust 2020-34 AI,
3.500%,
06/25/2035 1,804,338
0 .2
2,970,258
(4)
Fannie Mae REMIC
Trust 2020-44 TI,
5.500%,
12/25/2035 445,625
0.0
3,816,287  Fannie Mae REMIC
Trust 2023-55 AY,
6.500%,
11/25/2053 3,952,976
0 .3
1,050,593
(3)
Fannie Mae Trust
2004-W2 3A, 4.372%,
02/25/2044 1,007,671
0 .1
864,269
(3)
Fannie Mae Trust
2004-W2 4A, 4.322%,
02/25/2044 835,002
0 .1
231,722
(3)
Freddie Mac
REMIC Trust
2653 SC, 4.080%,
(-1.000*SOFR30A +
6.743%),
07/15/2033 217,873
0.0
514,622  Freddie Mac REMIC
Trust 2767 ZW,
6.000%,
03/15/2034 528,610
0.0
95,552
(5)
Freddie Mac REMIC
Trust 2974 KO,
0.000%,
05/15/2035 76,031
0.0
37,889
(3)
Freddie Mac
REMIC Trust
3012 ST, 2.349%,
(-1.000*SOFR30A +
21.548%),
04/15/2035 37,210
0.0
152,096
(3)
Freddie Mac
REMIC Trust
3065 DC, 3.517%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 148,550
0.0
226,381  Freddie Mac REMIC
Trust 3158 NE,
5.500%,
05/15/2036 231,323
0.0
2,188,582
(3)(4)
Freddie Mac
REMIC Trust
3181 TA, 0.500%,
(-1.000*SOFR30A +
5.544%),
07/15/2036 39,583
0.0
4,130,518  Freddie Mac REMIC
Trust 3196 ZK,
6.500%,
04/15/2032 4,259,580
0 .4
119,123
(4)
Freddie Mac REMIC
Trust 3507 IA, 5.500%,
09/15/2035 13,329
0.0
1,062,212  Freddie Mac REMIC
Trust 3658 CZ,
5.000%,
04/15/2040 1,037,599
0 .1
2,982,758  Freddie Mac REMIC
Trust 3770 GA,
4.500%,
10/15/2040 2,906,086
0 .2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
194,678
(3)
Freddie Mac
REMIC Trust
3864 NT, 5.500%,
(-1.000*SOFR30A +
59.451%),
03/15/2039 $ 190,140
0.0
975,127  Freddie Mac REMIC
Trust 3888 ZG,
4.000%,
07/15/2041 929,826
0 .1
3,744,166
(3)(4)
Freddie Mac
REMIC Trust
3960 SG, 0.552%,
(-1.000*SOFR30A +
5.886%),
11/15/2041 309,261
0.0
1,548,693  Freddie Mac REMIC
Trust 4040 UZ,
5.000%,
05/15/2042 1,462,393
0 .1
5,075,000  Freddie Mac REMIC
Trust 4059 DY,
3.500%,
06/15/2042 4,648,013
0 .4
1,124,189  Freddie Mac REMIC
Trust 4097 ZA,
3.500%,
08/15/2042 1,031,038
0 .1
4,244,732  Freddie Mac REMIC
Trust 4136 ZG,
3.000%,
11/15/2042 3,752,394
0 .3
10,071,535  Freddie Mac REMIC
Trust 4159 LZ,
3.500%,
01/15/2043 9,076,791
0 .8
3,678,314
(4)
Freddie Mac REMIC
Trust 4176 IA, 2.500%,
03/15/2028 110,697
0.0
1,871,677
(3)
Freddie Mac
REMIC Trust
4249 CS, 0.571%,
(-1.000*SOFR30A +
4.564%),
09/15/2043 1,285,975
0 .1
2,658,417
(3)
Freddie Mac
REMIC Trust
4274 US, 0.402%,
(-1.000*SOFR30A +
5.736%),
10/15/2035 2,157,748
0 .2
10,976,353  Freddie Mac REMIC
Trust 4367 MZ,
4.000%,
07/15/2044 10,357,019
0 .9
2,626,352  Freddie Mac REMIC
Trust 4372 Z, 3.000%,
08/15/2044 2,316,213
0 .2
6,151,128
(3)(4)
Freddie Mac
REMIC Trust
4438 AS, 0.752%,
(-1.000*SOFR30A +
6.086%),
02/15/2045 499,540
0.0
5,362,098  Freddie Mac REMIC
Trust 4480 ZX,
4.000%,
11/15/2044 5,078,853
0 .4
3,766,116  Freddie Mac REMIC
Trust 4631 CZ,
3.500%,
11/15/2046 3,411,533
0 .3
2,174,879  Freddie Mac REMIC
Trust 4818 GZ,
4.000%,
08/15/2048 1,980,544
0 .2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,288,688  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 $ 1,957,105
0 .2
2,597,868  Freddie Mac REMIC
Trust 5000 DC,
2.500%,
03/25/2040 2,172,848
0 .2
20,680,942
(4)
Freddie Mac REMIC
Trust 5013 QI,
3.500%,
09/25/2050 4,031,090
0 .3
8,800,000  Freddie Mac REMIC
Trust 5361 BY,
7.000%,
12/25/2053 9,370,803
0 .8
1,367,907
(3)
Freddie Mac Securities
REMIC Trust 2005-
S001 2A2, 5.610%,
(TSFR1M + 0.264%),
09/25/2045 1,310,626
0 .1
824,402
(3)
Freddie Mac Structured
Pass-Through
Certificates T-48 2A,
4.161%,
07/25/2033 754,336
0 .1
414,028
(3)
Freddie Mac Structured
Pass-Through
Certificates T-54 4A,
4.215%,
02/25/2043 371,882
0.0
4,804,069  Freddie Mac Whole
Loan Securities Trust
2017-SC02 1A2,
3.000%,
05/25/2047 4,111,917
0 .3
53,784  Ginnie Mae 2004-16
AE, 5.500%,
02/20/2034 53,889
0.0
515,175  Ginnie Mae 2004-
17 MZ, 5.500%,
03/16/2034 513,488
0.0
359,186  Ginnie Mae 2004-28
CZ, 5.500%,
04/20/2034 360,409
0.0
177,302
(5)
Ginnie Mae 2004-
37 OA, 0.000%,
04/17/2034 147,926
0.0
520,646  Ginnie Mae 2004-
65 ZG, 5.500%,
07/20/2034 522,360
0.0
1,290,071  Ginnie Mae 2004-81 Z,
5.000%,
10/20/2034 1,270,703
0 .1
535,404
(3)(4)
Ginnie Mae 2004-
98 SA, 1.247%,
(-1.000*TSFR1M +
6.586%),
11/20/2034 48,228
0.0
454,654  Ginnie Mae 2005-21 Z,
5.000%,
03/20/2035 449,412
0.0
70,783
(3)(4)
Ginnie Mae 2005-
25 SI, 6.000%,
(-1.000*TSFR1M +
42.513%),
01/20/2034 9,103
0.0
283,297
(3)(4)
Ginnie Mae 2005-
7 AH, 1.327%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 19,487
0.0
765,766  Ginnie Mae 2005-80 Z,
5.000%,
10/20/2035 756,925
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
43,899
(3)
Ginnie Mae 2005-
91 UP, 3.413%,
(-1.000*TSFR1M +
14.071%),
09/16/2031 $ 43,643
0.0
4,197,759  Ginnie Mae 2006-10
ZT, 6.000%,
03/20/2036 4,278,086
0 .4
1,318,065  Ginnie Mae 2006-
17 TW, 6.000%,
04/20/2036 1,340,795
0 .1
44,463
(3)
Ginnie Mae 2006-61
FA, 5.000%, (TSFR1M
+ 0.364%),
11/20/2036 43,623
0.0
1,141,818  Ginnie Mae 2006-7
ZA, 5.500%,
02/20/2036 1,146,666
0 .1
815,918
(4)
Ginnie Mae 2007-17
CI, 7.500%,
04/16/2037 136,750
0.0
894,864
(5)
Ginnie Mae 2007-41
OL, 0.000%,
07/20/2037 715,811
0 .1
50,189  Ginnie Mae 2007-45
PE, 5.500%,
07/16/2037 50,457
0.0
194,065
(3)
Ginnie Mae 2007-
48 SY, 3.920%,
(-1.000*TSFR1M +
19.907%),
08/16/2037 180,915
0.0
32,079
(3)
Ginnie Mae 2007-
53 SW, 3.846%,
(-1.000*TSFR1M +
19.862%),
09/20/2037 32,590
0.0
541,764  Ginnie Mae 2007-60
YZ, 5.500%,
10/20/2037 538,729
0 .1
2,419,649  Ginnie Mae 2008-20
PZ, 6.000%,
03/20/2038 2,462,781
0 .2
298,868
(3)(4)
Ginnie Mae 2008-
3 SA, 1.097%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 32,118
0.0
457,952
(3)(4)
Ginnie Mae 2008-
40 PS, 1.057%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 28,533
0.0
686,019
(3)(4)
Ginnie Mae 2008-
51 GS, 0.787%,
(-1.000*TSFR1M +
6.116%),
06/16/2038 57,383
0.0
1,291,839
(3)(4)
Ginnie Mae 2008-
82 SA, 0.547%,
(-1.000*TSFR1M +
5.886%),
09/20/2038 110,931
0.0
773,733
(3)(4)
Ginnie Mae 2009-
110 SA, 0.907%,
(-1.000*TSFR1M +
6.236%),
04/16/2039 7,083
0.0
6,745,753  Ginnie Mae 2009-110
ZA, 5.500%,
11/16/2039 6,640,966
0 .6
962,593  Ginnie Mae 2009-110
ZC, 4.500%,
11/16/2039 903,089
0 .1
1,802,056  Ginnie Mae 2009-118
XZ, 5.000%,
12/20/2039 1,791,891
0 .2
823,513  Ginnie Mae 2009-
121 ZQ, 5.500%,
09/20/2039 833,932
0 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
748,864  Ginnie Mae 2009-31
BP, 5.000%,
05/20/2039 $ 736,644
0 .1
1,090,441  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 1,064,358
0 .1
938,089  Ginnie Mae 2009-
32 QZ, 5.500%,
05/16/2039 955,577
0 .1
773,702  Ginnie Mae 2009-32
YZ, 7.000%,
05/16/2039 805,669
0 .1
1,089,223  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 1,066,452
0 .1
3,859,954  Ginnie Mae 2009-
50 MZ, 6.000%,
07/16/2039 3,968,231
0 .3
1,444,503  Ginnie Mae 2009-53
ZB, 6.000%,
07/16/2039 1,489,978
0 .1
283,154  Ginnie Mae 2009-54
HZ, 5.000%,
07/20/2039 277,695
0.0
136,341
(3)(4)
Ginnie Mae 2009-
55 BI, 1.000%,
(-1.000*TSFR1M +
159.638%),
06/16/2037 5,152
0.0
1,990,442  Ginnie Mae 2009-61
EZ, 7.500%,
08/20/2039 2,075,138
0 .2
7,848,756  Ginnie Mae 2009-61
PZ, 7.500%,
08/20/2039 8,343,998
0 .7
6,691,719  Ginnie Mae 2009-
61 ZQ, 6.000%,
08/16/2039 6,962,224
0 .6
549,009
(3)(4)
Ginnie Mae 2009-
66 QS, 0.647%,
(-1.000*TSFR1M +
5.986%),
07/20/2039 16,982
0.0
3,248,964  Ginnie Mae 2009-68
ZC, 5.500%,
08/16/2039 3,292,876
0 .3
407,959
(3)(4)
Ginnie Mae 2009-
77 SA, 0.707%,
(-1.000*TSFR1M +
6.036%),
09/16/2039 33,389
0.0
3,263,535  Ginnie Mae 2009-77
ZB, 5.500%,
09/16/2039 3,293,088
0 .3
1,308,191  Ginnie Mae 2009-79
PZ, 6.000%,
09/20/2039 1,363,514
0 .1
715,617  Ginnie Mae 2009-87
PZ, 5.500%,
10/20/2039 726,341
0 .1
2,598,068  Ginnie Mae 2009-
87 WZ, 6.000%,
10/20/2039 2,628,811
0 .2
734,439  Ginnie Mae 2009-92
DZ, 4.500%,
10/16/2039 690,313
0 .1
1,767,013  Ginnie Mae 2009-
98 MZ, 5.000%,
10/16/2039 1,729,271
0 .1
267,714
(3)
Ginnie Mae 2009-H01
FA, 6.603%, (TSFR1M
+ 1.264%),
11/20/2059 268,617
0.0
618,748
(4)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 42,374
0.0
6,058,825  Ginnie Mae 2010-
113 BE, 4.500%,
09/20/2040 5,916,866
0 .5
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
646,936
(3)(4)
Ginnie Mae 2010-
116 NS, 1.207%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 $ 41,068
0.0
2,000,000  Ginnie Mae 2010-
116 PB, 5.000%,
06/16/2040 1,972,340
0 .2
4,121,649  Ginnie Mae 2010-
117 ZQ, 4.500%,
09/20/2040 3,934,792
0 .3
918,000  Ginnie Mae 2010-121
TB, 4.000%,
09/20/2040 850,709
0 .1
2,087,682  Ginnie Mae 2010-125
BZ, 4.500%,
09/16/2040 2,082,349
0 .2
3,931
(4)
Ginnie Mae 2010-130
KI, 5.500%,
09/16/2040 31
0.0
1,480,907  Ginnie Mae 2010-14
B, 4.500%,
02/16/2040 1,443,815
0 .1
556,234
(3)(4)
Ginnie Mae 2010-
158 SA, 0.597%,
(-1.000*TSFR1M +
5.936%),
12/20/2040 48,671
0.0
762,761  Ginnie Mae 2010-162
ZE, 4.000%,
12/16/2040 722,086
0 .1
6,462,831
(3)(4)
Ginnie Mae 2010-
166 GS, 0.547%,
(-1.000*TSFR1M +
5.886%),
12/20/2040 519,673
0.0
110,754
(4)
Ginnie Mae 2010-166
NI, 4.500%,
04/20/2039 1,147
0.0
643,171  Ginnie Mae 2010-
169 AW, 4.500%,
12/20/2040 631,956
0 .1
53,854
(4)
Ginnie Mae 2010-19
LI, 5.000%,
07/16/2039 1,095
0.0
791,357  Ginnie Mae 2010-31
BP, 5.000%,
03/20/2040 785,615
0 .1
522,270
(4)
Ginnie Mae 2010-4
WI, 6.000%,
01/16/2040 69,089
0.0
4,127,089  Ginnie Mae 2010-42
VZ, 5.500%,
10/20/2039 4,187,394
0 .4
618,009  Ginnie Mae 2010-59
ZA, 4.500%,
05/20/2040 602,747
0 .1
4,071,505
(3)
Ginnie Mae 2010-H10
FB, 6.442%, (TSFR1M
+ 1.114%),
05/20/2060 4,091,476
0 .3
1,415,813
(3)
Ginnie Mae 2010-H10
FC, 6.433%, (TSFR1M
+ 1.114%),
05/20/2060 1,423,953
0 .1
45,854
(3)
Ginnie Mae 2010-H11
FA, 6.442%, (TSFR1M
+ 1.114%),
06/20/2060 46,065
0.0
868,699
(3)
Ginnie Mae 2010-H20
AF, 5.767%, (TSFR1M
+ 0.444%),
10/20/2060 865,963
0 .1
83,548
(3)
Ginnie Mae 2010-H26
LF, 5.787%, (TSFR1M +
0.464%),
08/20/2058 83,444
0.0
111,426
(4)
Ginnie Mae 2011-123
QI, 5.000%,
05/20/2041 8,170
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
369,626
(3)
Ginnie Mae 2011-128
TF, 5.893%, (TSFR1M +
0.564%),
05/16/2041 $ 365,207
0.0
1,632,920
(3)(4)
Ginnie Mae 2011-
141 PS, 1.257%,
(-1.000*TSFR1M +
6.586%),
06/16/2041 85,739
0.0
1,425,983
(4)
Ginnie Mae 2011-146
EI, 5.000%,
11/16/2041 248,732
0.0
945,000  Ginnie Mae 2011-151
PY, 3.000%,
11/20/2041 803,777
0 .1
29,101  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 29,656
0.0
101,187
(3)
Ginnie Mae 2011-
169 BG, 5.450%,
04/16/2039 101,203
0.0
4,716,357  Ginnie Mae 2011-25 Z,
4.000%,
02/20/2041 4,494,554
0 .4
1,218,369  Ginnie Mae 2011-
59 QC, 4.000%,
12/20/2040 1,180,768
0 .1
74,060  Ginnie Mae 2011-
69 HW, 4.000%,
04/20/2040 73,771
0.0
1,728,530  Ginnie Mae 2011-89 Z,
3.500%,
06/20/2041 1,587,225
0 .1
609,803
(3)
Ginnie Mae 2011-H01
AF, 5.887%, (TSFR1M
+ 0.564%),
11/20/2060 609,098
0 .1
824,241
(3)
Ginnie Mae 2011-H03
FA, 5.937%, (TSFR1M
+ 0.614%),
01/20/2061 823,507
0 .1
151,010
(3)
Ginnie Mae 2011-H07
FA, 5.937%, (TSFR1M
+ 0.614%),
02/20/2061 150,851
0.0
92,912
(3)
Ginnie Mae 2011-H08
FD, 5.937%, (TSFR1M
+ 0.614%),
02/20/2061 92,840
0.0
183,265
(3)
Ginnie Mae 2011-H09
AF, 5.937%, (TSFR1M
+ 0.614%),
03/20/2061 183,094
0.0
273,174
(3)
Ginnie Mae 2011-H19
FA, 5.907%, (TSFR1M
+ 0.584%),
08/20/2061 272,816
0.0
419,437
(3)
Ginnie Mae 2011-H21
FT, 5.880%, (H15T1Y +
0.700%),
10/20/2061 418,671
0.0
580,365
(4)
Ginnie Mae 2012-103
IC, 3.500%,
08/16/2040 17,035
0.0
189,079
(4)
Ginnie Mae 2012-124
MI, 4.000%,
03/20/2042 15,685
0.0
11,295,745
(4)
Ginnie Mae 2012-136
BI, 3.500%,
11/20/2042 1,547,005
0 .1
822,340
(4)
Ginnie Mae 2012-146
AI, 3.000%,
10/20/2037 10,686
0.0
176,870
(3)(4)
Ginnie Mae 2012-
34 MS, 1.257%,
(-1.000*TSFR1M +
6.586%),
04/16/2041 6,107
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,114,720
(3)(4)
Ginnie Mae 2012-
48 SA, 1.207%,
(-1.000*TSFR1M +
6.536%),
04/16/2042 $ 224,288
0.0
2,745,780
(3)(4)
Ginnie Mae 2012-
60 SG, 0.657%,
(-1.000*TSFR1M +
5.986%),
05/16/2042 210,469
0.0
2,914,601
(3)
Ginnie Mae 2012-77
FE, 5.833%, (TSFR1M
+ 0.504%),
05/16/2041 2,898,536
0 .2
572,565
(3)(4)
Ginnie Mae 2012-
93 NS, 0.647%,
(-1.000*TSFR1M +
5.986%),
07/20/2042 43,133
0.0
622,357
(4)
Ginnie Mae 2012-98
EI, 4.000%,
04/20/2041 60,542
0.0
1,238,157
(3)
Ginnie Mae 2012-H06
FS, 6.137%, (TSFR1M
+ 0.814%),
03/20/2062 1,240,699
0 .1
2,467,142
(3)
Ginnie Mae 2012-H08
FA, 6.037%, (TSFR1M
+ 0.714%),
01/20/2062 2,468,240
0 .2
683,086
(3)
Ginnie Mae 2012-H08
FB, 6.037%, (TSFR1M
+ 0.714%),
03/20/2062 683,370
0 .1
145,450
(3)
Ginnie Mae 2012-H11
FA, 6.137%, (TSFR1M
+ 0.814%),
02/20/2062 145,719
0.0
226,866
(3)
Ginnie Mae 2012-H11
GA, 6.017%, (TSFR1M
+ 0.694%),
05/20/2062 226,893
0.0
515,543
(3)
Ginnie Mae 2012-H11
VA, 6.087%, (TSFR1M
+ 0.764%),
05/20/2062 516,343
0.0
673,299
(3)
Ginnie Mae 2012-H12
FA, 5.987%, (TSFR1M
+ 0.664%),
04/20/2062 673,106
0 .1
4,054,185
(3)
Ginnie Mae 2012-H12
FB, 6.487%, (TSFR1M
+ 1.164%),
02/20/2062 4,080,365
0 .3
195,404
(3)
Ginnie Mae 2012-H14
FK, 6.017%, (TSFR1M
+ 0.694%),
07/20/2062 195,284
0.0
1,081,337
(3)
Ginnie Mae 2012-H20
BA, 5.997%, (TSFR1M
+ 0.674%),
09/20/2062 1,066,485
0 .1
158,209
(3)
Ginnie Mae 2012-H29
FA, 5.952%, (TSFR1M
+ 0.629%),
10/20/2062 158,096
0.0
447,422
(3)
Ginnie Mae 2012-H30
GA, 5.787%, (TSFR1M
+ 0.464%),
12/20/2062 446,126
0.0
1,033,002  Ginnie Mae 2013-119
TZ, 3.000%,
08/20/2043 905,635
0 .1
7,000,000  Ginnie Mae 2013-
147 BE, 4.000%,
12/20/2039 6,488,490
0 .5
1,555,399  Ginnie Mae 2013-167
Z, 3.000%,
10/16/2043 1,370,636
0 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,900,000
(4)
Ginnie Mae 2013-186
UI, 2.500%,
11/20/2043 $ 259,115
0.0
428,284
(4)
Ginnie Mae 2013-186
VI, 4.000%,
12/20/2042 58,449
0.0
2,838,850  Ginnie Mae 2013-186
ZE, 2.500%,
12/16/2043 2,432,337
0 .2
2,204,092
(4)
Ginnie Mae 2013-20
LI, 4.500%,
12/16/2042 228,562
0.0
1,480,696
(4)
Ginnie Mae 2013-23
IO, 3.500%,
02/20/2043 243,201
0.0
620,392
(3)(4)
Ginnie Mae 2013-
88 AI, 0.406%,
(-1.000*TSFR1M +
5.736%),
06/20/2043 44,198
0.0
1,068,710
(3)(4)
Ginnie Mae 2013-
99 SK, 0.456%,
(-1.000*TSFR1M +
5.786%),
07/20/2043 63,695
0.0
634,144
(3)
Ginnie Mae 2013-H02
FD, 5.777%, (TSFR1M
+ 0.454%),
12/20/2062 632,045
0 .1
111,286
(3)
Ginnie Mae 2013-H07
HA, 5.847%, (TSFR1M
+ 0.524%),
03/20/2063 111,053
0.0
1,010,449
(3)
Ginnie Mae 2013-H08
BF, 5.837%, (TSFR1M
+ 0.514%),
03/20/2063 1,004,397
0 .1
478,596
(3)
Ginnie Mae 2013-H10
FT, 5.630%, (H15T1Y +
0.450%),
04/20/2063 476,573
0.0
1,102,132
(3)
Ginnie Mae 2013-H13
FS, 6.437%, (TSFR1M
+ 1.114%),
06/20/2063 1,109,993
0 .1
734,644
(3)
Ginnie Mae 2013-H14
FC, 5.907%, (TSFR1M
+ 0.584%),
06/20/2063 733,687
0 .1
202,138
(3)
Ginnie Mae 2013-H14
FD, 5.907%, (TSFR1M
+ 0.584%),
06/20/2063 201,781
0.0
241,388
(3)
Ginnie Mae 2013-H14
FG, 5.907%, (TSFR1M
+ 0.584%),
05/20/2063 241,038
0.0
175,652
(3)
Ginnie Mae 2013-H15
FA, 5.977%, (TSFR1M
+ 0.654%),
06/20/2063 175,579
0.0
289,584
(3)
Ginnie Mae 2013-H17
FA, 5.987%, (TSFR1M
+ 0.664%),
07/20/2063 289,515
0.0
76,712
(3)
Ginnie Mae 2013-H18
EA, 5.937%, (TSFR1M
+ 0.614%),
07/20/2063 76,614
0.0
663,570
(3)
Ginnie Mae 2013-H18
FA, 5.937%, (TSFR1M
+ 0.614%),
06/20/2063 662,993
0 .1
833,920
(3)
Ginnie Mae 2013-H19
DF, 6.087%, (TSFR1M
+ 0.764%),
05/20/2063 832,216
0 .1
175,727
(3)
Ginnie Mae 2013-H20
FB, 6.437%, (TSFR1M
+ 1.114%),
08/20/2063 177,024
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
121,799
(3)
Ginnie Mae 2013-H21
FB, 6.137%, (TSFR1M
+ 0.814%),
09/20/2063 $ 121,987
0.0
311,625
(3)
Ginnie Mae 2013-H22
FB, 6.137%, (TSFR1M
+ 0.814%),
08/20/2063 312,159
0.0
1,041,145
(3)
Ginnie Mae 2013-H22
FT, 5.830%, (H15T1Y +
0.650%),
04/20/2063 1,038,892
0 .1
232,690
(3)
Ginnie Mae 2013-H23
FA, 6.737%, (TSFR1M
+ 1.414%),
09/20/2063 235,002
0.0
18,828
(3)
Ginnie Mae 2013-H24
FB, 6.167%, (TSFR1M
+ 0.844%),
09/20/2063 18,872
0.0
1,591,278
(3)(4)
Ginnie Mae 2014-
107 XS, 0.157%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 99,667
0.0
2,793,200  Ginnie Mae 2014-
115 EM, 4.000%,
08/20/2044 2,566,571
0 .2
2,557,269  Ginnie Mae 2014-118
ZP, 4.000%,
08/20/2044 2,355,236
0 .2
1,033,610
(3)(4)
Ginnie Mae 2014-
129 WS, 0.456%,
(-1.000*TSFR1M +
5.786%),
09/20/2044 69,955
0.0
1,850,316  Ginnie Mae 2014-149
KL, 4.000%,
10/16/2044 1,629,018
0 .1
822,200
(3)(4)
Ginnie Mae 2014-
161 WS, 0.456%,
(-1.000*TSFR1M +
5.786%),
11/20/2044 51,083
0.0
957,124
(4)
Ginnie Mae 2014-183
IM, 5.000%,
06/20/2035 140,306
0.0
1,121,116
(3)(4)
Ginnie Mae 2014-
30 ES, 0.047%,
(-1.000*TSFR1M +
4.886%),
03/20/2040 53,874
0.0
772,444
(3)(4)
Ginnie Mae 2014-
96 SQ, 0.157%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 48,325
0.0
1,721,455
(4)
Ginnie Mae 2014-99
IO, 4.500%,
06/20/2044 354,352
0.0
5,283,651
(3)
Ginnie Mae 2014-H03
FS, 6.087%, (TSFR1M
+ 0.764%),
02/20/2064 5,289,753
0 .4
499,999
(3)
Ginnie Mae 2014-H04
FB, 6.087%, (TSFR1M
+ 0.764%),
02/20/2064 500,488
0.0
660,250
(3)
Ginnie Mae 2014-H05
FB, 6.037%, (TSFR1M
+ 0.714%),
12/20/2063 660,446
0 .1
390,300
(3)
Ginnie Mae 2014-H06
FA, 6.007%, (TSFR1M
+ 0.684%),
03/20/2064 390,301
0.0
191,659
(3)
Ginnie Mae 2014-H06
HB, 6.087%, (TSFR1M
+ 0.764%),
03/20/2064 191,863
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,045,985
(3)
Ginnie Mae 2014-H11
VA, 5.937%, (TSFR1M
+ 0.614%),
06/20/2064 $ 2,044,003
0 .2
2,534,547
(3)
Ginnie Mae 2014-H15
FA, 5.937%, (TSFR1M
+ 0.614%),
07/20/2064 2,532,278
0 .2
1,168,511
(3)
Ginnie Mae 2014-H21
FA, 6.087%, (TSFR1M
+ 0.764%),
10/20/2064 1,165,675
0 .1
7,900,223
(3)
Ginnie Mae 2015-10
Q, 2.415%,
10/20/2044 6,621,566
0 .6
130,000  Ginnie Mae 2015-123
GY, 3.000%,
09/20/2045 98,420
0.0
2,364,266
(3)(4)
Ginnie Mae 2015-
141 IX, 0.311%,
(-1.000*TSFR1M +
2.060%),
06/20/2045 26,509
0.0
15,125,000  Ginnie Mae 2015-143
B, 3.500%,
04/20/2045 13,457,806
1 .1
1,781,930
(4)
Ginnie Mae 2015-149
IL, 4.500%,
10/20/2045 385,889
0.0
943,415
(4)
Ginnie Mae 2015-157
PI, 4.000%,
03/20/2044 96,463
0.0
2,262,883  Ginnie Mae 2015-165
ZA, 3.500%,
07/20/2045 2,092,765
0 .2
4,868,196  Ginnie Mae 2015-64
ZH, 2.500%,
05/16/2045 4,127,144
0 .3
641,587
(3)
Ginnie Mae 2015-H03
FA, 5.937%, (TSFR1M
+ 0.614%),
12/20/2064 641,040
0 .1
2,008,619
(3)
Ginnie Mae 2015-H05
FC, 5.917%, (TSFR1M
+ 0.594%),
02/20/2065 1,999,504
0 .2
751,553
(3)
Ginnie Mae 2015-H06
FA, 5.917%, (TSFR1M
+ 0.594%),
02/20/2065 750,706
0 .1
1,266,275
(3)
Ginnie Mae 2015-H08
FC, 5.917%, (TSFR1M
+ 0.594%),
03/20/2065 1,265,127
0 .1
1,143,800
(3)
Ginnie Mae 2015-H10
FH, 6.037%, (TSFR1M
+ 0.714%),
04/20/2065 1,140,178
0 .1
139,669
(3)
Ginnie Mae 2015-H12
FA, 5.917%, (TSFR1M
+ 0.594%),
05/20/2065 139,540
0.0
2,194,796
(3)
Ginnie Mae 2015-H13
FG, 5.837%, (TSFR1M
+ 0.514%),
04/20/2065 2,189,885
0 .2
172,324
(3)
Ginnie Mae 2015-H14
FB, 5.867%, (TSFR1M
+ 0.544%),
05/20/2065 171,997
0.0
835,135
(3)
Ginnie Mae 2015-H18
FB, 6.037%, (TSFR1M
+ 0.714%),
07/20/2065 832,887
0 .1
673,991
(3)
Ginnie Mae 2015-H20
FB, 6.037%, (TSFR1M
+ 0.714%),
08/20/2065 671,962
0 .1
1,201,957
(3)
Ginnie Mae 2015-H22
FC, 6.037%, (TSFR1M
+ 0.714%),
09/20/2065 1,198,241
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,410,991
(3)
Ginnie Mae 2015-H23
FB, 5.957%, (TSFR1M
+ 0.634%),
09/20/2065 $ 1,410,199
0 .1
977,759
(3)
Ginnie Mae 2015-H26
FA, 5.957%, (TSFR1M
+ 0.634%),
10/20/2065 977,177
0 .1
328,934
(3)
Ginnie Mae 2015-H26
FC, 6.037%, (TSFR1M
+ 0.714%),
08/20/2065 329,036
0.0
802,698
(3)
Ginnie Mae 2015-H26
FG, 5.957%, (TSFR1M
+ 0.634%),
10/20/2065 799,340
0 .1
2,539,145
(3)
Ginnie Mae 2015-H29
FL, 6.037%, (TSFR1M
+ 0.714%),
11/20/2065 2,531,805
0 .2
4,320,384
(3)
Ginnie Mae 2015-H30
FE, 6.037%, (TSFR1M
+ 0.714%),
11/20/2065 4,322,340
0 .4
284,133
(3)
Ginnie Mae 2015-H31
FT, 6.087%, (TSFR1M +
0.764%),
11/20/2065 284,360
0.0
10,348,269
(4)
Ginnie Mae 2016-120
IM, 3.500%,
07/20/2046 1,295,188
0 .1
4,567,767
(4)
Ginnie Mae 2016-145
IU, 3.500%,
10/20/2046 794,439
0 .1
4,662,069
(3)(4)
Ginnie Mae 2016-
20 BS, 0.647%,
(-1.000*TSFR1M +
5.986%),
02/20/2046 471,379
0.0
2,441,339
(3)
Ginnie Mae 2016-5
AB, 4.691%,
01/20/2046 2,408,508
0 .2
4,026,288  Ginnie Mae 2016-69
B, 3.000%,
05/20/2046 3,494,771
0 .3
122,240
(3)
Ginnie Mae 2016-H01
FL, 6.087%, (TSFR1M
+ 0.764%),
12/20/2065 122,373
0.0
1,052,973
(3)
Ginnie Mae 2016-H02
FH, 6.437%, (TSFR1M
+ 1.114%),
01/20/2066 1,055,901
0 .1
259,753
(3)
Ginnie Mae 2016-H03
FB, 6.087%, (TSFR1M
+ 0.764%),
01/20/2066 259,142
0.0
220,999
(3)
Ginnie Mae 2016-H07
FK, 6.437%, (TSFR1M
+ 1.114%),
03/20/2066 221,540
0.0
768,261
(3)
Ginnie Mae 2016-H09
FB, 6.337%, (TSFR1M
+ 1.014%),
04/20/2066 768,940
0 .1
2,223,606
(3)
Ginnie Mae 2016-H11
F, 6.237%, (TSFR1M +
0.914%),
05/20/2066 2,222,517
0 .2
699,482
(3)
Ginnie Mae 2016-H11
FE, 6.287%, (TSFR1M
+ 0.964%),
04/20/2066 699,625
0 .1
591,736
(3)
Ginnie Mae 2016-H13
FD, 5.630%, (H15T1Y +
0.450%),
05/20/2066 589,282
0 .1
163,185
(3)
Ginnie Mae 2016-H13
FT, 6.017%, (TSFR1M +
0.694%),
05/20/2066 163,193
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,300,118
(3)
Ginnie Mae 2016-H20
FB, 5.987%, (TSFR1M
+ 0.664%),
09/20/2066 $ 6,298,252
0 .5
87,157
(3)
Ginnie Mae 2016-H20
FG, 6.137%, (TSFR1M
+ 0.814%),
08/20/2066 87,203
0.0
1,412,986
(3)
Ginnie Mae 2016-H21
FH, 6.287%, (TSFR1M
+ 0.964%),
09/20/2066 1,413,253
0 .1
3,276,290
(3)
Ginnie Mae 2016-H23
F, 6.187%, (TSFR1M +
0.864%),
10/20/2066 3,293,033
0 .3
3,933,505  Ginnie Mae 2017-
107 QZ, 3.000%,
08/20/2045 3,130,779
0 .3
1,000,000  Ginnie Mae 2017-
117 BE, 2.500%,
08/20/2047 799,622
0 .1
1,000,000  Ginnie Mae 2017-
117 NG, 2.500%,
08/20/2047 782,628
0 .1
1,736,504  Ginnie Mae 2017-122
CZ, 3.000%,
08/20/2047 1,315,902
0 .1
1,865,271
(4)
Ginnie Mae 2017-123
IO, 5.000%,
08/16/2047 392,007
0.0
2,890,000  Ginnie Mae 2017-162
PL, 3.000%,
10/20/2047 2,190,047
0 .2
750,000  Ginnie Mae 2017-163
YA, 2.500%,
11/20/2047 600,131
0 .1
10,000,000  Ginnie Mae 2017-
180 QB, 2.500%,
12/20/2047 8,263,834
0 .7
1,158,651  Ginnie Mae 2017-
56 HM, 3.000%,
12/20/2046 1,036,374
0 .1
5,237,720  Ginnie Mae 2017-56
JZ, 3.000%,
04/20/2047 4,226,636
0 .4
791,208
(3)
Ginnie Mae 2017-H07
FG, 5.897%, (TSFR1M
+ 0.574%),
02/20/2067 790,008
0 .1
629,842
(3)
Ginnie Mae 2017-H14
FD, 5.907%, (TSFR1M
+ 0.584%),
06/20/2067 626,228
0 .1
865,223
(3)
Ginnie Mae 2017-H14
FV, 5.937%, (TSFR1M
+ 0.614%),
06/20/2067 864,282
0 .1
990,119
(3)
Ginnie Mae 2017-H17
FG, 5.937%, (TSFR1M
+ 0.614%),
08/20/2067 989,171
0 .1
298,348
(3)
Ginnie Mae 2017-H19
FA, 5.887%, (TSFR1M
+ 0.564%),
08/20/2067 297,774
0.0
1,277,308  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 1,149,857
0 .1
362,344  Ginnie Mae 2018-163
DZ, 4.500%,
11/20/2048 321,869
0.0
618,677
(4)
Ginnie Mae 2018-78
IC, 4.000%,
02/20/2047 89,600
0.0
1,000,000  Ginnie Mae 2018-91
JN, 3.000%,
07/20/2048 812,851
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
139,116
(3)
Ginnie Mae 2018-H07
FE, 5.787%, (TSFR1M
+ 0.464%),
02/20/2068 $ 138,799
0.0
10,057,435  Ginnie Mae 2019-1 LZ,
3.500%,
01/20/2049 8,291,118
0 .7
1,408,408  Ginnie Mae 2019-1 Z,
4.000%,
01/20/2049 1,298,801
0 .1
2,752,036
(3)
Ginnie Mae 2019-100
FD, 5.853%, (TSFR1M
+ 0.514%),
08/20/2049 2,702,309
0 .2
10,296,399  Ginnie Mae 2019-
123 CA, 3.000%,
10/20/2049 9,071,660
0 .8
744,689
(4)
Ginnie Mae 2019-29
AI, 5.000%,
07/20/2048 161,520
0.0
11,961,563
(4)
Ginnie Mae 2019-56
YI, 5.000%,
05/20/2049 2,765,449
0 .2
109,899  Ginnie Mae 2019-
71 EN, 4.000%,
06/20/2049 89,676
0.0
1,386,237
(3)
Ginnie Mae 2019-H01
FL, 5.887%, (TSFR1M
+ 0.564%),
12/20/2068 1,387,716
0 .1
1,558,493
(3)
Ginnie Mae 2019-H05
FL, 5.917%, (TSFR1M
+ 0.594%),
03/20/2069 1,550,866
0 .1
310,874
(3)
Ginnie Mae 2019-H10
FM, 5.837%, (TSFR1M
+ 0.514%),
05/20/2069 310,083
0.0
1,029,545
(3)
Ginnie Mae 2019-H19
FB, 5.887%, (TSFR1M
+ 0.564%),
11/20/2069 1,027,882
0 .1
18,354,646
(4)
Ginnie Mae 2020-47
LI, 3.500%,
04/20/2050 3,563,791
0 .3
278,353
(3)
Ginnie Mae 2020-H01
FT, 5.680%, (H15T1Y +
0.500%),
01/20/2070 277,055
0.0
178,040
(3)
Ginnie Mae 2020-H09
FL, 6.587%, (TSFR1M
+ 1.264%),
05/20/2070 180,030
0.0
8,187,163
(3)(4)
Ginnie Mae 2021-
58 SB, 0.847%,
(-1.000*TSFR1M +
6.186%),
04/20/2051 836,126
0 .1
5,651,120
(4)
Ginnie Mae 2021-74
KI, 3.000%,
04/20/2051 879,283
0 .1
14,232,669
(3)(4)
Ginnie Mae 2021-
77 SK, 0.286%,
(-1.000*TSFR1M +
3.186%),
05/20/2051 192,658
0.0
109,493
(3)
Ginnie Mae 2021-H09
Z, 3.082%,
10/20/2066 100,512
0.0
11,411,758  Ginnie Mae 2022-
205 ZG, 5.500%,
12/20/2052 11,082,035
0 .9
2,346,452  Ginnie Mae 2022-47
EB, 3.000%,
03/20/2037 1,901,789
0 .2
12,903,315
(3)
Ginnie Mae 2024-43 F,
6.283%, (SOFR30A +
0.950%),
03/20/2054 12,907,020
1 .1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,362,979  Seasoned Credit Risk
Transfer Trust Series
2017-2 MA, 3.000%,
08/25/2056 $ 4,892,525
0 .4
1,365,939
(3)
Seasoned Credit Risk
Transfer Trust Series
2018-2 HA, 3.000%,
11/25/2057 1,245,394
0 .1
3,812,246  Seasoned Credit Risk
Transfer Trust Series
2019-1 M55D, 4.000%,
07/25/2058 3,481,287
0 .3
1,613,944  Seasoned Credit Risk
Transfer Trust Series
2019-3 M55D, 4.000%,
10/25/2058 1,474,952
0 .1
7,835,000  Seasoned Loans
Structured Transaction
Series 2019-1 A2,
3.500%,
05/25/2029 7,306,809
0 .6
2,991,412  Seasoned Loans
Structured Transaction
Trust Series 2019-
2 A1C, 2.750%,
09/25/2029 2,746,543
0 .2
5,875,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 5,232,941
0 .4
1,150,489  Vendee Mortgage Trust
2003-2 Z, 5.000%,
05/15/2033 1,135,928
0 .1
2,065,192  Vendee Mortgage Trust
2011-2 DZ, 3.750%,
10/15/2041 1,885,743
0 .2
20,403,367
(3)(4)
Vendee Mortgage Trust
2011-2 IO, 0.361%,
10/15/2041 293,779
0.0
Total Collateralized
Mortgage Obligations
(Cost $596,777,535)
537,600,047
44 .9
COMMERCIAL MORTGAGE-BACKED SECURITIES : 3 .1%
8,759,504
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K106 X1, 1.440%,
01/25/2030 522,585
0 .1
29,780,293
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K108 X1, 1.810%,
03/25/2030 2,291,955
0 .2
19,323,173
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K110 X1, 1.811%,
04/25/2030 1,440,811
0 .1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,966,980
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 1.021%,
09/25/2030 $ 133,072
0.0
16,422,628
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.628%,
05/25/2035 1,766,634
0 .2
14,655,442
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.436%,
07/25/2035 1,455,522
0 .1
33,937,354
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1519 X1, 0.690%,
12/25/2035 1,486,161
0 .1
24,467,098
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K740 X1, 0.825%,
09/25/2027 483,723
0.0
31,466,000
(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.467%,
12/25/2029 1,612,083
0 .1
34,282,129
(3)(4)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KLU3 X1, 2.091%,
01/25/2031 3,056,229
0 .3
237,355
(3)
Ginnie Mae 2004-23 Z,
5.753%,
03/16/2044 230,854
0.0
2,479,530
(3)(4)
Ginnie Mae 2006-67
IO, 0.683%,
11/16/2046 9,419
0.0
42,263
(3)
Ginnie Mae 2007-52 Z,
4.350%,
01/16/2048 42,121
0.0
459,791  Ginnie Mae 2008-39 Z,
4.500%,
02/16/2048 435,201
0.0
218,016
(3)(4)
Ginnie Mae 2008-45
IO, 0.860%,
02/16/2048 339
0.0
54,709
(3)(4)
Ginnie Mae 2010-123
IA, 2.050%,
10/16/2052 561
0.0
7,536,180
(3)(4)
Ginnie Mae 2011-47
IO, 0.212%,
01/16/2051 21,664
0.0
399,314
(3)(4)
Ginnie Mae 2017-9 IO,
0.658%,
01/16/2057 9,957
0.0
2,023,553
(3)
Ginnie Mae 2018-114
Z, 3.100%,
04/16/2060 1,486,462
0 .1
11,414,289  Ginnie Mae 2018-116
Z, 3.000%,
06/16/2058 9,180,208
0 .8
2,037,572  Ginnie Mae 2018-169
Z, 3.000%,
04/16/2061 1,306,356
0 .1
2,026,952  Ginnie Mae 2019-17 Z,
3.000%,
12/16/2060 1,240,311
0 .1
2,691,825
(3)
Ginnie Mae 2019-19 Z,
3.200%,
11/16/2060 2,073,177
0 .2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,505,798  Ginnie Mae 2019-53 Z,
3.000%,
06/16/2061 $ 2,441,293
0 .2
5,276,996  Ginnie Mae 2021-79 Z,
1.750%,
08/16/2063 2,112,901
0 .2
2,618,265  Ginnie Mae 2021-80 Z,
1.500%,
12/16/2062 1,050,941
0 .1
2,333,712  Ginnie Mae 2021-90
B, 1.750%,
05/16/2061 1,084,517
0 .1
4,068,617
(3)(4)
Ginnie Mae 2023-88
IO, 0.923%,
03/16/2065 296,794
0.0
Total Commercial
Mortgage-Backed
Securities
(Cost $50,882,764)
37,271,851
3 .1
ASSET-BACKED SECURITIES : 0 .1%
Other Asset-Backed Securities : 0 .1%
857,403
(3)
Fannie Mae Grantor
Trust 2001-T9 A1,
5.570%, (TSFR1M +
0.224%),
09/25/2031 849,958
0 .1
96,360
(3)
Fannie Mae Grantor
Trust 2003-T4 2A6,
4.444%,
07/26/2033 94,171
0.0
4,100
(3)
Fannie Mae REMIC
Trust 2001-W4 AF6,
5.110%,
01/25/2032 4,050
0.0
4,656
(3)
Fannie Mae REMIC
Trust 2002-W12 AF6,
5.066%,
02/25/2033 4,554
0.0
3,721
(3)
Fannie Mae REMIC
Trust 2002-W2 AF6,
6.000%,
05/25/2032 3,621
0.0
956,354
0 .1
Total Asset-Backed
Securities
(Cost $959,273)
956,354
0 .1
Total Long-Term
Investments
(Cost $1,653,777,529)
1,523,333,177
127 .3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .6%
U.S. Government Agency Obligations : 1 .4%
4,600,000
(6)
Federal Home Loan
Bank Discount Notes,
6.400
%,
07/10/2024 4,591,973
0 .4
12,225,000
(6)
Federal Home Loan
Bank Discount Notes,
15.970
%,
07/01/2024 12,219,667
1 .0
Total U.S. Government
Agency Obligations
(Cost $16,818,965)
16,811,640
1 .4
U.S. Treasury Obligations : 1 .2%
9,600,000
(6)
United States Treasury
Bill,
5.290
%,
09/19/2024 9,488,880
0 .8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
U.S. Treasury Obligations (continued)
5,000,000
(6)
United States Treasury
Bill,
5.300
%,
09/12/2024 $ 4,947,020
0 .4
Total U.S. Treasury
Obligations
(Cost $14,434,451)
14,435,900
1 .2
Total Short-Term
Investments
(Cost $31,253,416)
31,247,540
2 .6
Total Investments in
Securities
(Cost $1,685,030,945) $ 1,554,580,717 129 .9
Liabilities in Excess of
Other Assets
(357,967,257) ( 29 .9 )
Net Assets $ 1,196,613,460 100 .0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(2)
Represents or includes a TBA transaction.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.
Reference Rate Abbreviations:
H15T1Y U.S. Treasury 1-Year Constant Maturity
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya GNMA Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 947,504,925 $ — $ 947,504,925
Collateralized Mortgage Obligations — 537,600,047 — 537,600,047
Commercial Mortgage-Backed Securities — 37,271,851 — 37,271,851
Asset-Backed Securities — 956,354 — 956,354
Short-Term Investments — 31,247,540 — 31,247,540
Total Investments, at fair value $ — $ 1,554,580,717 $ — $ 1,554,580,717
Liabilities Table
Other Financial Instruments+
Futures $ (2,248,964) $ — $ — $ (2,248,964)
Total Liabilities $ (2,248,964) $ — $ — $ (2,248,964)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2024, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Short Contracts:
U.S. Treasury 2-Year Note (69) 09/30/24 $ (14,091,094) $ (44,336)
U.S. Treasury 5-Year Note (979) 09/30/24 (104,339,984) (743,195)
U.S. Treasury 10-Year Note (1,080) 09/19/24 (118,783,125) (998,461)
U.S. Treasury Long Bond (218) 09/19/24 (25,792,125) (301,920)
U.S. Treasury Ultra 10-Year Note (135) 09/19/24 (15,326,719) (149,911)
U.S. Treasury Ultra Long Bond (8) 09/19/24 (1,002,750) (11,141)
$ (279,335,797) $ (2,248,964)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 4,498,761
Gross Unrealized Depreciation (134,948,989)
Net Unrealized Depreciation $ (130,450,228)